Segment Reporting - Capital Expenditures by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Other Income Statement Items by Segment
The following table includes capital expenditures by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 22), for the periods presented in these financial statements.

	December 31, 2024 $	December 31, 2023 $
Tankers	4,841	10,198

Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets	$ 4,841
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets		$ 10,198